Financial Instruments and Risk Management (Liquidity Risk) (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of risk management strategy related to hedge accounting [Line Items]
Short term debt (not including current maturities)	$ 577	$ 679
Trade payables	1,064	740
Other current liabilities	912	704
Long-term debt, debentures and others	2,436	2,053
Not past due [Member] | Non-derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Short term debt (not including current maturities)	327	296
Trade payables	1,064	740
Other current liabilities	153	156
Long-term debt, debentures and others	2,735	2,489
Non-derivatives financial liabilities	4,279	3,681
Not past due [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities		84
Not past due [Member] | Foreign currency and interest derivative designated as economic hedge [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities		55
Not past due [Member] | Foreign currency and interest derivative designated as economic hedge [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	10
Not past due [Member] | Energy and marine transport derivative designated as economic hedge [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities		1
Not past due [Member] | Foreign currency and interest derivative designated as cash flow hedge [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities		28
12 months or less [Member] | Non-derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Short term debt (not including current maturities)	329	299
Trade payables	1,064	740
Other current liabilities	153	156
Long-term debt, debentures and others	352	489
Non-derivatives financial liabilities	1,898	1,684
12 months or less [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities		43
12 months or less [Member] | Foreign currency and interest derivative designated as economic hedge [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities		42
12 months or less [Member] | Foreign currency and interest derivative designated as economic hedge [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	3
12 months or less [Member] | Energy and marine transport derivative designated as economic hedge [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities		1
12 months or less [Member] | Foreign currency and interest derivative designated as cash flow hedge [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	0
Second year [Member] | Non-derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Short term debt (not including current maturities)	0	0
Trade payables	0	0
Other current liabilities	0	0
Long-term debt, debentures and others	1,003	529
Non-derivatives financial liabilities	1,003	529
Second year [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities		0
Second year [Member] | Foreign currency and interest derivative designated as economic hedge [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities		0
Second year [Member] | Foreign currency and interest derivative designated as economic hedge [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	0
Second year [Member] | Energy and marine transport derivative designated as economic hedge [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities		0
Second year [Member] | Foreign currency and interest derivative designated as cash flow hedge [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities		0
3-5 years [Member] | Non-derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Short term debt (not including current maturities)	0	0
Trade payables	0	0
Other current liabilities	0	0
Long-term debt, debentures and others	799	859
Non-derivatives financial liabilities	799	859
3-5 years [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities		0
3-5 years [Member] | Foreign currency and interest derivative designated as economic hedge [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities		0
3-5 years [Member] | Foreign currency and interest derivative designated as economic hedge [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	7
3-5 years [Member] | Energy and marine transport derivative designated as economic hedge [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities		0
3-5 years [Member] | Foreign currency and interest derivative designated as cash flow hedge [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities		0
Sixth year and thereafter [Member] | Non-derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Short term debt (not including current maturities)	0	0
Trade payables	0	0
Other current liabilities	0	0
Long-term debt, debentures and others	1,532	1,559
Non-derivatives financial liabilities	1,532	1,559
Sixth year and thereafter [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities		41
Sixth year and thereafter [Member] | Foreign currency and interest derivative designated as economic hedge [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities		13
Sixth year and thereafter [Member] | Foreign currency and interest derivative designated as economic hedge [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	$ 0
Sixth year and thereafter [Member] | Energy and marine transport derivative designated as economic hedge [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities		0
Sixth year and thereafter [Member] | Foreign currency and interest derivative designated as cash flow hedge [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities		$ 28